CAPITAL MANAGEMENT (Details) - Narrative	1 Months Ended			12 Months Ended
	Dec. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 ZAR (R)	Dec. 31, 2019 ZAR (R)	Oct. 31, 2018 AUD ($)
Disclosure of detailed information about borrowings [line items]
Maximum debt covenant ratio allowed per agreement	3.5			3.5	3.5	3.5	3.5	3.5
Bottom of range
Disclosure of detailed information about borrowings [line items]
Leverage ratio allowed under debt agreements	3.5			3.5	3.5	3.5
Top of range
Disclosure of detailed information about borrowings [line items]
Leverage ratio allowed under debt agreements	4.5			4.5	4.5	4.5
$750m Rated bonds
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 750,000,000	$ 750,000,000		$ 750,000,000
Term of facility		7 years		7 years
Interest rate (in percent)	3.375%	3.375%		3.375%	3.375%	3.375%
$300m Rated bonds
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 300,000,000			$ 300,000,000
Term of facility				30 years
Interest rate (in percent)	6.50%			6.50%	6.50%	6.50%
$700m Rated bonds
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 700,000,000			$ 700,000,000
Term of facility				10 years
Interest rate (in percent)	3.75%			3.75%	3.75%	3.75%
Geita revolving credit facility ($150m) - 2021
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 150,000,000			$ 150,000,000
Term of facility	3 years
Capped amount, Tanzanian Shilling Facility	$ 87,000,000			$ 87,000,000
US Dollar component of 2021 unsecured $150m multi-currency facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	6.70%			6.70%	6.70%	6.70%
Tanzanian shilling component of 2021 unsecured $150m multi-currency facility
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	12.50%			12.50%	12.50%	12.50%
Tanzanian shilling component of 2021 unsecured $150m multi-currency facility | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (in percent)	5.00%			5.00%	5.00%	5.00%
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF)
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 1,400,000,000		$ 1,400,000,000	$ 1,400,000,000	$ 500,000,000	R 1,400,000,000	R 1,400,000,000	R 1,400,000,000
Term of facility			5 years
Capped amount, AUD facility									$ 500,000,000
Multi-currency syndicated revolving credit facility ($1.4bn multi-currency RCF) | LIBOR
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (in percent)	1.45%			1.45%	1.45%	1.45%